INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022
Income Tax Disclosure [Abstract]
Statutory rate	21.00%
Operating loss carryforwards	$ 44,448,800	$ 28,200,000
Expire date	2030